Leases (Q2) (Details) $ in Thousands						3 Months Ended		6 Months Ended		12 Months Ended
	May 22, 2026 USD ($)	Mar. 04, 2026 USD ($)	Sep. 04, 2024 USD ($) ft²	Sep. 29, 2023 USD ($) ft²	Aug. 07, 2023 USD ($) ft²	Jun. 30, 2026 USD ($) ft² item	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) ft² item	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) ft² item	Dec. 31, 2024 USD ($)
Lessee, Lease, Description [Line Items]
Sublease income						$ 225	$ 363	$ 580	$ 730	$ 1,467	$ 987
Payment for early lease termination		$ 4,800
Net gain on lease termination		600				$ 1,944		$ 2,577
Gain (loss) on write-off of operating leases		3,800
Loss on disposal of property and equipment	$ 800	$ 3,200									$ 0
Operating leases for office space
Lessee, Lease, Description [Line Items]
Area leased | ft²						37,000		37,000		37,000
Option to extend lease								true		true
Number of extension terms | item						2		2		2
Renewal term of lease						5 years		5 years		5 years
Payment for early lease termination	2,300
Net gain on lease termination						$ 1,900
Gain (loss) on write-off of operating leases	$ 2,700
ROU assets decrease						700
Operating leases decreased						$ 5,800
Sublease Agreement A
Lessee, Lease, Description [Line Items]
Area leased | ft²					8,000
Option to extend lease					true
Sublease income					$ 100
Annual increase in sublease rent (as a percent)					2.75%
Sublease Agreement B
Lessee, Lease, Description [Line Items]
Area leased | ft²				29,000
Option to extend lease				true
Sublease income				$ 900
Operating leases for laboratory space
Lessee, Lease, Description [Line Items]
Right of Use Period Decrease due to Lease Termination								$ 9,400
Lease Liability For Operating Lease, Period Decrease due to Lease Termination								$ 18,000
Sublease Agreement C
Lessee, Lease, Description [Line Items]
Area Subleased | ft²			3,200
Subleased area of land			5.00%
Area leased | ft²			62,000
Sublease income			$ 100
Annual increase in sublease rent (as a percent)			2.50%
Maximum | Operating leases for laboratory space
Lessee, Lease, Description [Line Items]
Number of extension terms | item						2		2		2
Extended term of new lease agreement								5 years		5 years